Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Ending balance - December 31, 2011	$ 265
Additions not previously recognized	6
Ending balance - December 31, 2012	$ 271